UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

---------------- ---------------------------------------------------------------
1.      Name and address of issuer:

        American AAdvantage Funds
        4151 Amon Carter Boulevard, MD 2450
        Fort Worth, TX  76155

--------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
        [ ]
        All classes of shares of the American AAdvantage Balanced
        Fund, American AAdvantage Large Cap Value Fund, American AAdvantage Small Cap Value Fund, American AAdvantage Mid-Cap Value Fund,
        American AAdvantage International Equity Fund, American AAdvantage Emerging Markets Fund, American AAdvantage Large Cap Growth Fund, American AAdvantage Intermediate Bond Fund, American AAdvantage Short-Term Bond Fund, American AAdvantage High Yield Bond Fund and American AAdvantage Enhanced Income Fund.

--------------------------------------------------------------------------------
3.      Investment Company Act File Number: 811-4984

        Securities Act File Number: 33-11387

--------------------------------------------------------------------------------
4(a).   Last day of fiscal year for which this Form is filed:

              October 31, 2004

--------------------------------------------------------------------------------
4(b).   [X] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2).

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

--------------------------------------------------------------------------------
4(c).   [ ] Check box if this is the last time the issuer will be filing this
            Form.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5.      Calculation of registration fee:

--------------------------------------------------------------------------------

         (i)    Aggregate sale price of securities
                sold during the fiscal year
                pursuant to section 24(f):                       $
                                                                   2,350,372,279
                                                                   -------------

--------------------------------------------------------------------------------
         (ii)   Aggregate price of securities
                redeemed or repurchased during the
                fiscal year:                         $
                                                       1,107,321,379
                                                       -------------

--------------------------------------------------------------------------------
         (iii)  Aggregate price of securities
                redeemed or repurchased during any
                prior fiscal year ending no earlier
                than October 11, 1995 that were not
                previously used to reduce
                registration fees payable to the
                Commission:                          $    70,822,474
                                                         -----------

--------------------------------------------------------------------------------
         (iv)   Total available redemption credits
                [add Items 5(ii) and 5(iii):                     $ 1,178,143,853
                                                                   -------------

--------------------------------------------------------------------------------
         (v)    Net sales - if Item 5(i) is greater
                than Item 5(iv) [subtract Item
                5(iv) from Item 5(i)]:                           $ 1,172,228,426
                                                                   -------------

--------------------------------------------------------------------------------
         (vi)   Redemption credits available for
                use in future years - if Item 5(i)
                is less than Item 5(iv) [subtract
                Item 5(iv) from Item 5(i)]:          $             0
                                                          ----------

--------------------------------------------------------------------------------
         (vii)  Multiplier for determining
                registration fee (See Instruction
                C.9):                                              x    .0001177
                                                                   -------------

--------------------------------------------------------------------------------
         (viii) Registration fee due [multiply
                Item 5(v) by Item 5(vii)] (enter
                "0" if no fee is due): =                     =   $    137,971.29
                                                                   -------------

--------------------------------------------------------------------------------
6.      Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
        here:   0
               ---

--------------------------------------------------------------------------------
7.      Interest due - if this Form is being
        filed more than 90 days after the end
        of the issuer's fiscal year (see Instruction D):         + $       15.12
                                                                   -------------

--------------------------------------------------------------------------------
8.      Total of the amount of the registration fee
        due plus any interest due plus any interest due
        [line 5(viii) plus line 7]:                             $     137,986.41
                                                                   -------------

--------------------------------------------------------------------------------
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:

        [X] Wire Transfer
        [ ] Mail or other means

--------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ William F. Quinn
                           ----------------------------
                           William F. Quinn
                           President

Date:  February 4, 2005

        *Please print the name and title of the signing officer below the signature.